Expense Example	Jul. 29, 2025 USD ($)
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847